CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common shares	Total shareholders' equity	Issued capital	Issued capital Common shares	Issued capital Preferred shares and other equity instruments	Contributed surplus	Retained earnings	Retained earnings Common shares	Retained earnings Preferred shares and other equity instruments	Accumulated other comprehensive income (loss), net of taxes	Participating account	Non-controlling interests
Balance, beginning of year (Previously stated) at Dec. 31, 2023								$ 12,370			$ 552	$ 457
Balance, beginning of year at Dec. 31, 2023					$ 8,327		$ 94						$ 161
Changes in equity [abstract]
Stock options exercised		$ 47			47		(4)
Common shares purchased for cancellation		(182)			(182)			(727)
Share-based payments							5
Net income (loss)	$ 3,299							3,129				42	128
Dividends on shares									$ (1,875)	$ (80)
Changes attributable to acquisition								0					0
Total other comprehensive income (loss) for the year	1,669		$ 1,662								1,662	(3)	10
Distribution to non-controlling interests													(223)
Balance, end of year at Dec. 31, 2024	26,129		25,557	$ 23,318	8,192	$ 2,239	95	12,817			2,214	496	76
Changes in equity [abstract]
Stock options exercised		42			42		(5)
Common shares purchased for cancellation		$ (334)			(334)			(1,373)
Share-based payments							(9)
Net income (loss)	3,782							3,551				194	37
Dividends on shares									$ (1,975)	$ (79)
Changes attributable to acquisition								(14)					221
Total other comprehensive income (loss) for the year	(823)		(829)								(829)	6	0
Distribution to non-controlling interests													(70)
Balance, end of year at Dec. 31, 2025	$ 25,492		$ 24,532	$ 22,293	$ 7,900	$ 2,239	$ 81	$ 12,927			$ 1,385	$ 696	$ 264